Shareholder Report, Holdings (Details) - C000264670	Feb. 28, 2026
StateNew York
Holdings [Line Items]
Percent of Net Asset Value	15.10%
StateVirginia
Holdings [Line Items]
Percent of Net Asset Value	11.80%
StateTexas
Holdings [Line Items]
Percent of Net Asset Value	10.30%
StateMaryland
Holdings [Line Items]
Percent of Net Asset Value	8.20%
StateCalifornia
Holdings [Line Items]
Percent of Net Asset Value	7.70%
StateGeorgia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
StateNorth Carolina
Holdings [Line Items]
Percent of Net Asset Value	4.80%
StatePuerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.70%
StateNew Jersey
Holdings [Line Items]
Percent of Net Asset Value	3.60%
State Other Line
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Transportation
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Housing
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Education
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Special Tax
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Water & Sewer
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Industrial & Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Leasing
Holdings [Line Items]
Percent of Net Asset Value	1.30%
General Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	18.20%